Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6. Intangible Assets

Intangible assets consisted of the following at December 31, 2011 and December 31, 2010:

	December 31, 2011	December 31, 2010
Course curricula	$2,072,238	$2,018,147
Call center	927,455	-
	2,999,693	2,018,147
Accumulated amortization	(1,762,697)	(1,523,986)
Intangible assets, net	$1,236,996	$494,161

The following is a schedule of estimated future amortization expense of intangible assets as of December 31, 2011:

Year Ending December 31,
2012	$325,461
2013	300,420
2014	258,188
2015	220,047
2016	132,880
Total	$1,236,996

Amortization expense for the years ended December 31, 2011 and 2010 was $238,711 and $294,955, respectively.

During 2010, the Company acquired an aggregate of $52,000 of courseware curricula from an entity owned by the brother of the former Chairman of the Company (See Note 15).